Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss per share
Loss for the year	$ (295,053)	$ (709,594)	$ (408,265)
Weighted average number of shares outstanding	57,169,253	54,381,371	51,075,827
Basic (loss) per share (in $)	$ (5.16)	$ (13.05)	$ (7.99)
Diluted (loss) per share (in $)	$ (5.16)	$ (13.05)	$ (7.99)